Operating Expenses (Details) - Schedule of operating expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating expenses [Abstract]
Depreciation of property, plant and equipment and right-of-use assets	£ 21,269	£ 5,897	£ 705
Amortization and impairment of intangible assets	35,995	1,292	76
Expensed research and development costs	£ 8,476	£ 6,697	£ 1,010